SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Income Tax Disclosure [Abstract]
Net operating losses	$ 1,828,369	$ 1,223,699
Assets impairment reserve	451,538	471,634
Depreciation and others	(45,537)	56,642
Valuation allowance	(1,535,331)	(1,146,317)
Deferred tax assets, net	$ 699,039	$ 605,658